Other non-current assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 69,451	$ 53,615
Deferred finance costs	22,723	0
Other	11,226	18,150
Total	$ 103,400	$ 71,765